Financial Statement Schedule I - Condensed Financial Information of Parent Company Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 1,248,810	$ 181,632	¥ 559,459
Short-term investments	1,028,564	149,598	353,070
Prepaid expenses and other current assets	124,908	18,169	48,993
Amounts due from related parties			250,096
Total current assets	2,582,939	375,674	1,266,691
TOTAL ASSETS	3,739,138	543,836	1,969,659
Current liabilities
Accrued expenses and other current liabilities	455,284	66,218	235,900
Total current liabilities	2,314,409	336,617	1,802,244
Non-current liabilities
Other non-current liabilities	17,147	2,494
Total non-current liabilities	1,763,712	256,522	784,474
TOTAL LIABILITIES	4,078,121	593,139	2,586,718
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			1,024,709
SHAREHOLDERS’ DEFICIT
Ordinary shares			1
Additional paid-in capital	2,391,822	347,876	289,674
Accumulated other comprehensive (loss)/income	118,827	17,283	(8,759)
Accumulated deficit	(2,849,770)	(414,482)	(1,922,748)
TOTAL SHAREHOLDERS’ DEFICIT	(338,983)	(49,303)	(1,641,768)	¥ (888,955)	¥ (371,744)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT	3,739,138	543,836	1,969,659
Series A Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			292,000
Series B Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			601,605
Series B+ Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			131,104
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1
Treasury stock	(34,828)
TOTAL SHAREHOLDERS’ DEFICIT	1
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	0	0
Class C Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1
TOTAL SHAREHOLDERS’ DEFICIT	1
Parent Company
ASSETS
Cash and cash equivalents	1,086,521	158,028	155,652
Short-term investments	441,513	64,215	0
Prepaid expenses and other current assets	11,950	1,738	0
Amounts due from subsidiaries	695,194	101,112	509,657
Amounts due from related parties	0	0	242,078
Total current assets	2,235,178	325,093	907,387
TOTAL ASSETS	2,235,178	325,093	907,387
Current liabilities
Accrued expenses and other current liabilities	6,268	912	81
Total current liabilities	6,268	912	81
Non-current liabilities
Investment in subsidiaries	2,556,801	371,871	1,524,565
Other non-current liabilities	11,228	1,633	0
Total non-current liabilities	2,568,029	373,504	1,524,565
TOTAL LIABILITIES	2,574,297	374,416	1,524,646
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY	0	0	1,024,709
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	0	1
Treasury stock	0	0	0
Additional paid-in capital	2,391,822	347,876	289,674
Accumulated other comprehensive (loss)/income	118,827	17,283	(8,759)
Accumulated deficit	(2,849,770)	(414,482)	(1,922,884)
TOTAL SHAREHOLDERS’ DEFICIT	(339,119)	(49,323)	(1,641,968)	¥ (888,955)	¥ (371,744)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT	2,235,178	325,093	907,387
Parent Company | Series A Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY	0	0	292,000
Parent Company | Series B Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY	0	0	601,605
Parent Company | Series B+ Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY	0	0	131,104
Parent Company | Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1	0	0
TOTAL SHAREHOLDERS’ DEFICIT	1
Parent Company | Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	0	0
Parent Company | Class C Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1	$ 0	¥ 0
TOTAL SHAREHOLDERS’ DEFICIT	¥ 1